SHARE-BASED COMPENSATION - RSU Rollforward (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares
SHARE-BASED COMPENSATION
Grants	0	0
RSUs
SHARE-BASED COMPENSATION
Outstanding, beginning	6,944,751	5,580,919
Grants	1,734,000	1,878,000
Exercises	(666,330)	(374,168)
Forfeitures	(191,334)	(140,000)
Outstanding, ending	7,821,087	6,944,751
Vested, ending	4,718,752	4,050,083
Outstanding, Weighted Average Fair Value, beginning | $	$ 1.56	$ 1.2
Grants, Weighted Average Fair Value | $	2.18	2.58
Exercises, Weighted Average Fair Value | $	1.78	0.98
Forfeitures, Weighted Average Fair Value | $	2.17	2.21
Outstanding, Weighted Average Fair Value, ending | $	$ 1.66	$ 1.56
Vested, Weighted Average Fair Value, ending | $ / shares	$ 1.28	$ 1.08